RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Salaries and fees	$1,713	$1,718
Share-based payments	2,042	1,560
Total related party expenses	$3,755	$3,278